Supplementary Cash Flow Information	9 Months Ended
Sep. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Supplementary Cash Flow Information

15. Supplementary Cash Flow Information

The following additional information is provided with respect to the consolidated statements of cash flows:

	Nine months ended September 30,
	2011	2010
Supplementary cash flow information:
Cash paid for interest	$210,423	$216,313
Cash paid for income taxes(1)	$350,268	$371,547
Cash inflow for income taxes from stock option exercises	$9,565	$10,824

Supplemental disclosures of cash flow information:
Details for acquisitions:
Assets acquired	$(958,241)	$(353,598)
Liabilities assumed	65,805	71,729
Noncontrolling interest	1,441	9,072
Notes assumed in connection with acquisition	10,600	15,389
Cash paid	(880,395)	(257,408)
Less cash acquired	12,607	12,920
Net cash paid for acquisitions	$(867,788)	$(244,488)
(1) Net of tax refund